Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable consisted of the following:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Accounts receivable	17,367	2,526	18,588
Less: Allowance for doubtful accounts	(1,847)	(269)	(2,467)
	15,520	2,257	16,121

Bills receivable	7,107	1,034	4,002
	22,627	3,291	20,123

Schedule of Allowance For Doubtful Accounts
An analysis of the allowance for doubtful accounts for 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Balance at beginning of year	2,467	359	3,213	747
Bad debt (recovery) expense	(620)	(90)	(746)	2,466
Write-offs	-	-	-	-

Balance at end of year	1,847	269	2,467	3,213